Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks 96.88% Shares Market Value
Communications 0.51%
DigitalBridge Group, Inc. 28,000 $ 395,640
Consumer Discretionary 1.22%
Amazon.com, Inc.
(a)
4,100 763,953
D.R. Horton, Inc. 1,000 190,770
954,723
Data Center REITs 12.19%
Digital Realty Trust, Inc. 25,381 4,107,407
Equinix, Inc. 6,110 5,423,419
9,530,826
Energy 0.92%
Cheniere Energy Partners LP 1,613 78,586
Energy Transfer LP 18,000 288,900
Enterprise Products Partners LP 6,000 174,660
MPLX LP 4,000 177,840
719,986
Gaming REITs 5.45%
Gaming and Leisure Properties, Inc. 28,885 1,486,133
VICI Properties, Inc. 83,297 2,774,623
4,260,756
Health Care REITs 9.04%
CareTrust REIT, Inc. 5,000 154,300
Global Medical REIT, Inc. 15,000 148,650
Healthcare Realty Trust, Inc. 8,000 145,200
Healthpeak Properties, Inc. 18,869 431,534
Omega Healthcare Investors, Inc. 25,000 1,017,500
Ventas, Inc. 10,450 670,159
Welltower, Inc. 35,175 4,503,455
7,070,798
Homebuilding 0.45%
Lennar Corp., Class A 925 173,419
Toll Brothers, Inc. 1,175 181,526
354,945
Hotel REITs 2.01%
Apple Hospitality REIT, Inc. 28,210 418,918
Host Hotels & Resorts, Inc. 47,900 843,040
Park Hotels & Resorts, Inc. 9,250 130,425
Summit Hotel Properties, Inc. 6,000 41,160
Sunstone Hotel Investors, Inc. 13,700 141,384
1,574,927

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 96.88% (continued) Shares Market Value
Industrial REITs 12.04%
Lineage, Inc.
(a)
2,100 $ 164,598
Plymouth Industrial REIT Inc. 1,500 33,900
Prologis, Inc. 31,601 3,990,574
Rexford Industrial Realty, Inc. 14,500 729,495
STAG Industrial, Inc. 45,950 1,796,186
Terreno Realty Corp. 40,400 2,699,932
9,414,685
Industrials 0.34%
Vertiv Holdings Co. 2,700 268,623
Infrastructure REITs 0.90%
American Tower Corp., Class A 1,720 400,003
Crown Castle International Corp. 2,540 301,320
701,323
Midstream - Oil & Gas 0.12%
Plains All American Pipeline LP 2,000 34,740
Plains GP Holdings LP, Class A
(a)
3,000 55,500
90,240
Mortgage Finance 0.31%
Blackstone Mortgage Trust, Inc., Class A 5,200 98,852
Starwood Property Trust, Inc. 7,000 142,660
241,512
Multi Asset Class REITs 0.94%
Lexington Realty Trust 2,700 27,135
One Liberty Properties, Inc. 2,500 68,850
WP Carey, Inc. 10,200 635,460
731,445
Office REITs 2.17%
Alexandria Real Estate Equities, Inc. 5,350 635,312
Boston Properties, Inc. 6,415 516,151
COPT Defense Properties 4,000 121,320
Cousins Properties, Inc. 6,500 191,620
Empire State Realty Trust, Inc., Class A 1,000 11,080
Kilroy Realty Corp. 4,265 165,056
Net Lease Office Properties 1,872 57,321
1,697,860
Residential REITs 20.79%
American Homes 4 Rent, Class A 36,300 1,393,557
AvalonBay Communities, Inc. 15,190 3,421,547
Camden Property Trust 9,600 1,185,888
Equity LifeStyle Properties, Inc. 18,550 1,323,357
Equity Residential 31,215 2,324,269

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 96.88% (continued) Shares Market Value
Residential REITs 20.79% (continued)
Essex Property Trust, Inc. 6,536 $ 1,930,865
Invitation Homes, Inc. 6,000 211,560
Mid-America Apartment Communities, Inc. 7,272 1,155,521
Sun Communities, Inc. 9,150 1,236,623
UDR, Inc. 45,600 2,067,504
16,250,691
Retail REITs 12.51%
Agree Realty Corp. 8,100 610,173
Brixmor Property Group, Inc. 41,475 1,155,493
Federal Realty Investment Trust 9,700 1,115,209
Four Corners Property Trust, Inc. 5,000 146,550
Getty Realty Corp. 1,000 31,810
Kimco Realty Corp. 25,569 593,712
National Retail Properties, Inc. 17,750 860,698
Realty Income Corp. 25,985 1,647,969
Regency Centers Corp. 13,400 967,882
Simon Property Group, Inc. 13,500 2,281,770
Tanger Factory Outlet Centers, Inc. 11,000 364,980
9,776,246
Self-Storage REITs 9.04%
CubeSmart 19,450 1,046,994
Extra Space Storage, Inc. 15,280 2,753,303
Public Storage 8,975 3,265,733
7,066,030
Specialty REITs 5.70%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 717 24,715
Iron Mountain, Inc. 36,900 4,384,827
Postal Realty Trust, Inc. 3,000 43,920
4,453,462
Timber REITs 0.23%
Weyerhaeuser Co. 5,300 179,458
Total Common Stocks
(Cost $57,098,370) 75,734,176
Preferred Stocks 2.62% Shares Market Value
Data Center REITs 0.12%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 97,040
Hotel REITs 1.13%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 96,001
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 55,550
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 88,320

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Preferred Stocks 2.62% (continued) Shares Market Value
Hotel REITs 1.13% (continued)
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 $ 118,800
Sotherly Hotels, Inc., Series B, 8.00% 6,000 109,020
Sotherly Hotels, Inc., Series C, 7.88% 2,000 35,900
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 209,800
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 89,640
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 87,560
890,591
Mortgage Finance 0.06%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 43,280
Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25% 2,500 44,825
Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 54,880
Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88% 2,000 50,540
Retail REITs 0.25%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 47,060
Federal Realty Investment Trust, Series C, 5.00% 6,500 150,540
197,600
Self-Storage REITs 0.87%
Public Storage, Series I, 4.88% 1,917 44,589
Public Storage, Series K, 4.75% 4,000 91,360
Public Storage, Series L, 4.63% 2,000 43,840
Public Storage, Series M, 4.13% 1,167 23,655
Public Storage, Series N, 3.88% 4,000 74,440
Public Storage, Series P, 4.00% 2,000 38,380
Public Storage, Series Q, 3.95% 4,000 75,840
Public Storage, Series R, 4.00% 4,000 78,120
Public Storage, Series S, 4.10% 10,000 199,200
669,424
Total Preferred Stocks
(Cost $2,516,326) 2,048,180

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Shares Market Value
Money Market Funds 0.20%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.83%
(b)
159,100 $ 159,100
Total Money Market Funds
(Cost $159,100) 159,100
Total Investments — 99.70%
(Cost $59,773,796) 77,941,456
Other Assets in Excess of Liabilities  — 0.30% 236,492
NET ASSETS - 100.00% $ 78,177,948
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.

Spirit of America Large Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks 99.58% Shares Market Value
Communications 6.70%
Alphabet, Inc., Class A 44,400 $ 7,363,740
Alphabet, Inc., Class C 2,550 426,335
AT&T, Inc. 9,500 209,000
DigitalBridge Group, Inc. 11,000 155,430
Meta Platforms, Inc., Class A 875 500,885
Netflix, Inc.
(a)
1,100 780,197
Verizon Communications, Inc. 28,540 1,281,731
Walt Disney Co. (The) 20,900 2,010,371
12,727,689
Consumer Discretionary 7.31%
Amazon.com, Inc.
(a)
25,650 4,779,364
Chipotle Mexican Grill, Inc.
(a)
58,000 3,341,960
Home Depot, Inc. (The) 6,138 2,487,118
Lowe's Companies, Inc. 3,400 920,890
Masco Corp. 8,500 713,490
McDonald's Corp. 2,580 785,636
NIKE, Inc., Class B 1,500 132,600
Tesla, Inc.
(a)
2,300 601,749
TKO Group Holdings Inc
(a)
900 111,339
13,874,146
Consumer Staples 8.56%
Altria Group, Inc. 12,650 645,656
Coca-Cola Co. (The) 7,600 546,136
Colgate-Palmolive Co. 1,500 155,715
Conagra Brands, Inc. 3,100 100,812
Constellation Brands, Inc., Class A 1,400 360,766
Costco Wholesale Corp. 6,831 6,055,818
Kroger Co. (The) 9,000 515,700
Lamb Weston Holdings, Inc. 1,800 116,532
PepsiCo, Inc. 2,200 374,110
Philip Morris International, Inc. 4,800 582,720
Procter & Gamble Co. (The) 7,265 1,258,298
Target Corp. 11,130 1,734,722
Wal-Mart Stores, Inc. 47,052 3,799,449
16,246,434
Energy 7.81%
Antero Midstream Corp. 5,000 75,250
Baker Hughes Co. 4,750 171,712
Cheniere Energy, Inc. 9,450 1,699,488
Chevron Corp. 12,510 1,842,348
CNX Resources Corp.
(a)
4,000 130,280
ConocoPhillips 4,900 515,872
Devon Energy Corp. 800 31,296
Diamondback Energy, Inc. 2,650 456,860

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 99.58% (continued) Shares Market Value
Energy 7.81% (continued)
EOG Resources, Inc. 3,900 $ 479,427
Exxon Mobil Corp. 20,558 2,409,809
Halliburton Co. 2,500 72,625
Kinder Morgan, Inc. 7,750 171,197
Marathon Oil Corp. 500 13,315
Marathon Petroleum Corp. 950 154,764
Occidental Petroleum Corp. 6,000 309,240
ONEOK, Inc. 1,800 164,034
Phillips 66 5,450 716,403
Targa Resources Corp. 5,600 828,856
Valero Energy Corp. 15,265 2,061,233
Williams Companies, Inc. (The) 55,200 2,519,880
14,823,889
Financials 7.43%
American Express Co. 5,000 1,356,000
Bank of America Corp. 24,850 986,048
Berkshire Hathaway, Inc., Class B
(a)
3,970 1,827,232
Blackstone Group, Inc. (The), Class A 11,750 1,799,277
Carlyle Group, Inc. (The) 6,050 260,513
Citigroup, Inc. 18,700 1,170,620
CME Group, Inc. 1,404 309,793
Coinbase Global, Inc., Class A
(a)
150 26,726
Goldman Sachs Group, Inc. (The) 2,715 1,344,224
JPMorgan Chase & Co. 21,792 4,595,061
Morgan Stanley 3,000 312,720
Wells Fargo & Co. 2,000 112,980
14,101,194
Health Care 9.19%
Abbott Laboratories 3,100 353,431
AbbVie, Inc. 22,700 4,482,796
Amgen, Inc. 500 161,105
Bristol-Myers Squibb Co. 7,500 388,050
Centene Corp.
(a)
7,300 549,544
Edwards LifeSciences Corp.
(a)
3,000 197,970
Eli Lilly & Co. 3,365 2,981,188
Humana, Inc. 1,350 427,599
McKesson Corp. 4,845 2,395,465
Medtronic PLC 7,069 636,422
Merck & Co., Inc. 18,350 2,083,826
Quest Diagnostics, Inc. 4,500 698,625
Thermo Fisher Scientific, Inc. 1,090 674,241
UnitedHealth Group, Inc. 2,350 1,373,998
Vertex Pharmaceuticals, Inc.
(a)
100 46,508
17,450,768

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 99.58% (continued) Shares Market Value
Industrials 8.47%
Caterpillar, Inc. 11,490 $ 4,493,969
CSX Corp. 36,600 1,263,798
Cummins, Inc. 3,550 1,149,454
Deere & Co. 6,110 2,549,886
FedEx Corp. 1,800 492,624
Honeywell International, Inc. 8,900 1,839,719
ITT, Inc. 300 44,853
Johnson Controls International PLC 8,753 679,320
Lockheed Martin Corp. 750 438,420
Raytheon Technologies Corp. 2,100 254,436
United Parcel Service, Inc., Class B 2,550 347,667
Vertiv Holdings Co. 1,750 174,108
Waste Connections, Inc. 13,175 2,355,954
16,084,208
Materials 1.35%
CF Industries Holdings, Inc. 7,200 617,760
Corteva, Inc. 7,233 425,228
Dow, Inc. 6,083 332,314
DuPont de Nemours, Inc. 6,500 579,215
New Linde PLC 1,300 619,918
2,574,435
Real Estate Investment Trusts (REITs) 1.61%
Digital Realty Trust, Inc. 2,650 428,849
Equinix, Inc. 1,170 1,038,527
Iron Mountain, Inc. 1,600 190,128
Mid-America Apartment Communities, Inc. 250 39,725
Prologis, Inc. 6,300 795,564
Sun Communities, Inc. 1,850 250,027
Terreno Realty Corp. 2,075 138,672
VICI Properties, Inc. 2,073 69,052
Welltower, Inc. 650 83,220
Weyerhaeuser Co. 500 16,930
3,050,694
Technology 38.25%
Accenture PLC, Class A  ADR 3,725 1,316,713
Adobe, Inc.
(a)
1,250 647,225
Advanced Micro Devices, Inc.
(a)
7,350 1,205,988
Apple, Inc. 45,382 10,574,006
Applied Materials, Inc. 14,220 2,873,151
ARM Holdings PLC  ADR
(a)
200 28,602
Broadcom, Inc. 3,300 569,250
Cisco Systems, Inc. 16,750 891,435
Cognizant Technology Solutions Corp., Class A 4,600 355,028
Corning, Inc. 8,000 361,200
Crowdstrike Holdings, Inc., Class A
(a)
2,800 785,316

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 99.58% (continued) Shares Market Value
Technology 38.25% (continued)
Dell Technologies, Inc., Class C 1,624 $ 192,509
Garmin Ltd. 1,000 176,030
HP, Inc. 500 17,935
International Business Machines Corp. 2,668 589,841
MasterCard, Inc., Class A 2,450 1,209,810
Microchip Technology, Inc. 6,450 517,870
Microsoft Corp. 19,499 8,390,420
NetApp, Inc. 2,600 321,126
NortonLifeLock, Inc. 24,700 677,521
NVIDIA Corp. 222,220 26,986,397
Oracle Corp. 26,875 4,579,500
Palo Alto Networks, Inc.
(a)
2,550 871,590
Paychex, Inc. 3,850 516,631
QUALCOMM, Inc. 3,750 637,688
ServiceNow, Inc.
(a)
1,130 1,010,661
Taiwan Semiconductor Manufacturing Co. Ltd.  ADR 300 52,101
Texas Instruments, Inc. 9,625 1,988,236
Visa, Inc., Class A 7,550 2,075,873
Workday, Inc., Class A
(a)
7,380 1,803,746
Zscaler, Inc.
(a)
2,250 384,615
72,608,014
Utilities 2.90%
AES Corp. 7,000 140,420
American Electric Power Company, Inc. 1,850 189,810
Constellation Energy Corp. 2,050 533,041
Dominion Energy, Inc. 11,500 664,585
Duke Energy Corp. 1,800 207,540
Edison International 2,600 226,434
Entergy Corp. 500 65,805
NextEra Energy, Inc. 22,675 1,916,718
Talen Energy Corp.
(a)
500 89,120
UGI Corp. 1,000 25,020
Vistra Energy Corp. 4,000 474,160
WEC Energy Group, Inc. 10,100 971,418
5,504,071
Total Common Stocks
(Cost $78,221,090) 189,045,542
Preferred Stocks 0.56% Shares Market Value
Financials 0.49%
Arch Capital Group Ltd., Series F, 5.45% 2,000 46,640
Arch Capital Group Ltd., Series G, 4.55% 2,000 40,880
Athene Holding Ltd., Series C, 6.38% 2,000 49,880
Bank of America Corp., Series GG, 6.00% 4,000 100,680
Bank of America Corp., Series HH, 5.88% 2,000 50,460

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Preferred Stocks 0.56% (continued) Shares Market Value
Financials 0.49% (continued)
Bank of America Corp., Series LL, 5.00% 2,000 $ 46,820
Bank of America Corp., Series SS, 4.75% 2,000 45,620
Charles Schwab Corp. (The), Series J, 4.45% 2,000 44,660
Globe Life, Inc., 4.25% 1,000 18,210
JPMorgan Chase & Co., Series EE, 6.00% 2,000 50,920
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 45,140
JPMorgan Chase & Co., Series LL 4.63% 6,000 137,400
JPMorgan Chase & Co., Series MM, 4.20% 6,000 126,900
Northern Trust Corp., Series E, 4.70% 1,360 31,212
Prudential Financial, Inc., 5.63% 2,000 49,900
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,781
U.S. Bancorp, Series O, 4.50% 2,000 44,120
932,223
Utilities 0.07%
Brookfield Infrastructure Partners LP, 5.00% 2,000 40,560
DTE Energy Co., 4.38% 2,000 42,380
Entergy Louisiana LLC, 4.88% 2,000 45,620
128,560
Total Preferred Stocks
(Cost $1,167,070) 1,060,783
Money Market Funds 0.02%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.83%
(b)
36,050 36,050
Total Money Market Funds
(Cost $36,050) 36,050
Total Investments — 100.16%
(Cost $79,424,210) 190,142,375
Liabilities in Excess of Other Assets  — (0.16)% (306,908)
NET ASSETS - 100.00% $ 189,835,467
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Municipal Bonds 98.86%
Principal
Amount Market Value
Arizona 1.62%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 522,085
California 6.17%
California Health Facilities Financing , Callable 11/15/2027 @ 100,   5.00%,
11/15/2056 250,000 258,866
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 630,017
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 504,777
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 145,922
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 20,000 20,149
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 254,838
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 177,960
1,992,529
Colorado 1.87%
City & County of Denver CO Pledged Excise Tax , Callable 8/1/2026 @
100,   5.00%, 8/1/2044 100,000 102,714
City of Colorado Springs CO Utilities System ,   5.00%, 11/15/2044 500,000 500,924
603,638
Connecticut 4.30%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 236,860
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 245,441
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 25,012
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 256,891
Connecticut State Health & Educational Facility Authority, Revenue
Bonds ,   5.00%, 7/1/2034 100,000 100,048
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 523,842
1,388,094
Delaware 0.70%
Delaware Transportation Authority , Callable 6/1/2025 @ 100,   5.00%,
6/1/2055 225,000 226,749
District of Columbia 2.45%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 315,000 316,572

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
District of Columbia 2.45% (continued)
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 $ 250,000 $ 256,910
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 154,413
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 65,000 64,697
792,592
Florida 10.73%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 153,896
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,001,203
Florida Keys Aqueduct Authority ,   5.00%, 9/1/2049 150,000 151,199
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,933
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 294,756
Miami-Dade County Expressway Authority ,   5.00%, 7/1/2040 350,000 351,226
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,013,346
3,466,559
Georgia 2.23%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 468,877
Municipal Electric Authority of Georgia , Callable 7/1/2025 @ 100,   5.00%,
7/1/2060 250,000 250,906
719,783
Illinois 3.97%
Chicago Transit Authority Sales , Callable 12/1/2029 @ 100,   4.00%,
12/1/2055 250,000 240,354
City of Chicago IL Waterworks Revenue ,   5.00%, 11/1/2044 500,000 501,815
City of Chicago IL Waterworks Revenue , Callable 11/1/2024 @ 100,   5.00%,
11/1/2039 150,000 150,545
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 85,000 82,824
Illinois State Toll Highway Authority ,   5.00%, 1/1/2041 300,000 308,051
1,283,589
Iowa 0.80%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 259,951
Louisiana 0.45%
City of Shreveport LA Water & Sewer Revenue , Callable 12/1/2028 @
100,   4.00%, 12/1/2049 150,000 143,758

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
Maine 0.88%
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 $ 100,000 $ 95,733
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 95,000 94,226
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 43,694
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 50,876
284,529
Massachusetts 6.61%
Commonwealth of Massachusetts ,   5.00%, 6/1/2044 250,000 250,164
Massachusetts Bay Transportation Authority Sales , Callable 7/1/2025 @
100,   5.00%, 7/1/2045 150,000 151,380
Massachusetts Development ,   5.00%, 12/1/2046 250,000 254,273
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 536,468
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 251,014
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 195,830
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 83,427
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 40,099
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 5,000 5,003
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 102,165
Massachusetts State ,   5.00%, 5/1/2047 250,000 264,882
2,134,705
Michigan 3.12%
Michigan Finance Authority Revenue , Callable 11/1/2025 @ 100,   5.00%,
11/1/2044 250,000 252,193
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 499,548
Michigan State Building Authority , Callable 10/15/2026 @ 100,   5.00%,
10/15/2051 250,000 255,331
1,007,072
Minnesota 1.78%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 576,344

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
Missouri 1.81%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 $ 500,000 $ 488,081
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 100,000 97,688
585,769
Nebraska 2.30%
Omaha Public Power District Nebraska City Station , Callable 2/1/2026 @
100,   5.00%, 2/1/2049 125,000 127,810
University of Nebraska Facilities Corp. (The) ,   4.00%, 7/15/2062 630,000 613,955
741,765
Nevada 2.96%
Las Vegas Convention & Visitors Authority , Callable 7/1/2028 @
100,   4.00%, 7/1/2049 250,000 239,147
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 717,290
956,437
New Jersey 3.73%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 125,901
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 153,971
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 10,000 10,011
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 496,878
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 166,771
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 251,961
1,205,493
New Mexico 0.78%
New Mexico Finance Authority , Callable 6/1/2025 @ 100,   5.25%, 6/1/2053 250,000 252,374
New York 15.74%
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 262,603
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 272,625
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 263,515
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 253,262
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 150,224

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
New York 15.74% (continued)
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 $ 250,000 $ 250,985
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 246,443
New York City Transitional Finance Authority ,   5.00%, 8/1/2042 150,000 150,193
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 251,540
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 257,368
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 101,423
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 25,437
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 105,953
New York State Dormitory Authority , Callable 7/1/2030 @ 100,   4.00%,
7/1/2052 230,000 224,747
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 279,950
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 137,176
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,004
New York State Thruway Authority , Callable 1/1/2026 @ 100,   5.00%,
1/1/2046 250,000 253,883
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 100,461
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 30,000 31,982
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 264,133
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 266,967
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 255,157
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 102,771
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 315,535
TSASC, Inc./NY , Callable 6/1/2027 @ 100,   5.00%, 6/1/2041 250,000 255,361
5,084,698
North Carolina 1.40%
North Carolina Turnpike Authority , Callable 1/1/2034 @ 100,   5.00%,
1/1/2058 125,000 134,944

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
North Carolina 1.40% (continued)
North Carolina Turnpike Authority , Callable 1/1/2030 @ 100,   5.00%,
1/1/2049 $ 110,000 $ 115,476
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 101,423
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 101,055
452,898
North Dakota 0.31%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 100,131
Oklahoma 0.31%
Grand River Dam Authority ,   5.00%, 6/1/2039 100,000 100,058
Pennsylvania 8.45%
City of Philadelphia PA Water & Wastewater Revenue ,   5.00%, 10/1/2052 450,000 463,349
Geisinger PA Authority Health System ,   5.00%, 2/15/2045 145,000 148,392
Pennsylvania Higher Educational Facilities , Callable 8/15/2027 @
100,   5.00%, 8/15/2047 250,000 255,719
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 85,161
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 80,564
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 85,267
Pennsylvania Housing Finance Agency , Callable 4/1/2033 @ 100,   5.45%,
4/1/2051 150,000 159,756
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 96,829
Pennsylvania State Turnpike Authority , Callable 12/1/2025 @ 100,   5.00%,
12/1/2045 250,000 253,226
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 197,315
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 129,717
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 103,641
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 505,853
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 164,700
2,729,489

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
Rhode Island 0.83%
Rhode Island Housing & Mortgage Finance Corp. , Callable 10/1/2032 @
100,   5.45%, 10/1/2053 $ 250,000 $ 267,146
South Dakota 0.89%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 246,190
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 41,915
288,105
Tennessee 1.03%
City of Memphis, TN ,   5.00%, 4/1/2044 80,000 80,138
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,429
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 52,817
333,384
Texas 8.81%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 15,836
City of Austin TX Electric Utility Revenue , Callable 11/15/2025 @
100,   5.00%, 11/15/2045 250,000 253,387
City of Houston TX Combined Utility System , Callable 11/15/2024 @
100,   5.00%, 11/15/2044 250,000 250,408
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 259,326
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 491,221
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 252,098
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 131,230
North Texas Tollway Authority , Callable 1/1/2028 @ 100,   5.00%, 1/1/2048 250,000 258,105
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 245,077
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 209,411
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 40,000 42,530
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 203,761
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 35,000 36,815

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  98.86% (continued)
Principal
Amount Market Value
Texas 8.81% (continued)
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 $ 190,000 $ 195,980
2,845,185
Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 75,000 74,911
Virginia 0.78%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 75,496
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 177,431
252,927
Washington 0.79%
Snohomish County Public Utility District No.1 ,   5.00%, 12/1/2045 250,000 253,771
Wisconsin 0.03%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 10,000 10,219
Total Municipal Bonds
(Cost $32,078,751) 31,936,737
Total Investments — 98.86%
(Cost $32,078,751) 31,936,737
Other Assets in Excess of Liabilities  — 1.14% 367,281
NET ASSETS - 100.00% $ 32,304,018
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
OID - Original Issue Disco unt

Spirit of America Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks 8.70% Shares Market Value
Communications 0.49%
Verizon Communications, Inc. 7,500 $ 336,825
Consumer Staples 0.97%
Philip Morris International, Inc. 5,500 667,700
Energy 4.69%
Chevron Corp. 4,000 589,080
Enbridge, Inc. 20,000 812,200
Kinder Morgan, Inc. 25,000 552,250
TC Energy Corp. 15,000 713,250
Williams Companies, Inc. (The) 12,500 570,625
3,237,405
Financials 0.32%
Blackstone Mortgage Trust, Inc., Class A 11,565 219,851
Health Care 0.57%
AbbVie, Inc. 2,000 394,960
Real Estate 1.66%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 7,000 241,290
Healthpeak Properties, Inc. 1,348 30,829
Realty Income Corp. 3,048 193,304
Simon Property Group, Inc. 4,000 676,080
1,141,503
Total Common Stocks
(Cost $4,559,774) 5,998,244
Preferred Stocks 18.57% Shares Market Value
Financials 12.73%
Affiliated Managers Group, Inc., 4.20% 15,000 267,600
Affiliated Managers Group, Inc., 4.75% 10,000 199,900
Allstate Corp. (The), Series I, 4.75% 10,000 237,400
American Financial Group, Inc., 5.13% 15,000 336,750
American Financial Group, Inc., 5.63% 20,000 509,600
Athene Holding Ltd., Series C, 6.38% 10,000 249,400
Athene Holding Ltd., Series D, 4.88% 20,000 388,000
Bank of America Corp., Series HH, 5.88% 8,000 201,840
Bank of America Corp., Series LL, 5.00% 15,000 351,150
Bank of America Corp., Series PP, 4.13% 16,667 334,673
Bank of America Corp., Series QQ, 4.25% 10,000 204,500
Brighthouse Financial, Inc., Series C, 5.38% 20,000 417,200
Capital One Financial Corp., Series J, 4.80% 10,000 202,300
Capital One Financial Corp., Series K, 4.63% 18,500 379,435
CNO Financial Group, Inc., 5.13% 2,000 43,080
Equitable Holdings, Inc., Series C, 4.30% 20,000 403,600

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Preferred Stocks 18.57% (continued) Shares Market Value
Financials 12.73% (continued)
Fulton Financial Corp., Series A, 5.13% 6,000 $ 116,340
Huntington Bancshares, Inc., Series H, 4.50% 10,000 204,400
JPMorgan Chase & Co., Series EE, 6.00% 20,000 509,200
JPMorgan Chase & Co., Series GG, 4.75% 10,000 236,700
KeyCorp, Series G, 5.63% 15,000 348,750
MetLife, Inc., Series F, 4.75% 10,000 226,900
Northern Trust Corp., Series E, 4.70% 10,000 229,500
Prudential Financial, Inc., 5.63% 10,000 249,500
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 15,759
Selective Insurance Group, Inc., Series B, 4.60% 1,000 19,760
State Street Corp., 5.35% 1,000 24,670
U.S. Bancorp, Series L, 3.75% 20,000 364,000
U.S. Bancorp, Series M, 4.00% 10,000 197,500
W.R. Berkley Corp., 5.10% 20,000 470,000
Washington Federal, Inc., Series A, 4.88% 10,000 195,000
Wells Fargo & Co., Series AA, 4.70% 10,000 216,300
Wells Fargo & Co., Series CC, 4.38% 10,000 207,600
Wells Fargo & Co., Series Z, 4.75% 10,000 216,900
8,775,207
Real Estate 2.22%
Brookfield Property Partners LP, Series A, 5.75% 7,500 111,000
Diversified Healthcare Trust, 5.63% 26,660 445,489
Federal Realty Investment Trust, Series C, 5.00% 7,500 173,700
Public Storage, Series N, 3.88% 20,000 372,200
Public Storage, Series S, 4.10% 10,000 199,200
Vornado Realty Trust, 5.40% 12,298 231,448
1,533,037
Technology 0.17%
Pitney Bowes, Inc., 6.70% 5,700 113,544
Utilities 3.45%
BIP Bermuda Holdings I Ltd., 5.13% 10,000 196,100
Brookfield Infrastructure Partners LP, 5.00% 10,000 202,800
Brookfield Infrastructure Partners LP, 5.13% 25,000 495,000
DTE Energy Co., Series G, 4.38% 15,000 320,550
Entergy Arkansas, Inc., 4.88% 10,000 229,100
Entergy Louisiana LLC, 4.88% 10,000 228,100
Entergy Mississippi, Inc., 4.90% 15,000 341,550
Southern Co., 4.95% 10,000 237,400
Southern Co., Series C, 4.20% 6,000 132,540
2,383,140
Total Preferred Stocks
(Cost $14,977,969) 12,804,928

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Collateralized Mortgage Obligations 0.07%
Principal
Amount Market Value
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 $ 15,694 $ 8,981
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 16,967 9,710
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 31,950 31,113
Total Collateralized Mortgage Obligations  (Cost $48,863) 49,804
Corporate Bonds 11.16%
Principal
Amount Market Value
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 500,000 496,094
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 97,524
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 97,421
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(a)(b)
400,000 372,769
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 314,586
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 977,396
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 561,320
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 273,439
MetLife, Inc., 9.25%, 4/8/2038
(b)
1,500,000 1,792,590
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,430,610
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 1,013,460
Valero Energy Corp., 8.75%, 6/15/2030 224,000 267,072
Total Corporate Bonds
(Cost $7,616,669) 7,694,281
Municipal Bonds 59.29%
Principal
Amount Market Value
Alabama 2.92%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 2,016,171
Arizona 0.60%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 225,000 234,588
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 180,224
414,812
California 4.18%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 477,773
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 78,916
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 489,335
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 507,098

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  59.29% (continued)
Principal
Amount Market Value
California 4.18% (continued)
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 $ 310,000 $ 338,196
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 513,543
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 235,977
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 247,796
2,888,634
Colorado 0.83%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 500,000 574,580
Connecticut 0.44%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 303,520
Florida 3.88%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 455,000 468,347
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 521,424
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,232,974
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 285,443
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 167,462
2,675,650
Georgia 3.97%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 100,000 94,084
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,389,000 1,639,770
State of Georgia, Public Improvements, General Obligation
Unlimited ,   3.84%, 2/1/2032 1,000,000 999,252
2,733,106
Hawaii 0.72%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 493,325
Illinois 2.13%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 282,862
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,130,000 1,188,045
1,470,907

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  59.29% (continued)
Principal
Amount Market Value
Indiana 2.86%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2025 @ 100,   3.95%, 7/5/2029 $ 1,000,000 $ 986,913
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2025 @ 100,   3.75%, 7/5/2028 1,000,000 984,457
1,971,370
Kansas 0.57%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 393,568
Louisiana 0.11%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 78,014
Massachusetts 0.55%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 85,000 88,596
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 276,408
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,019
380,023
Michigan 0.96%
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 500,825
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 151,323
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,032
657,180
Mississippi 1.03%
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 712,811
Missouri 4.65%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,165,000 2,607,511
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 600,232
3,207,743
Nebraska 0.30%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 205,100
Nevada 1.72%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 851,831

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  59.29% (continued)
Principal
Amount Market Value
Nevada 1.72% (continued)
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 $ 250,000 $ 334,330
1,186,161
New Jersey 0.61%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 419,145
New York 4.20%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 149,021
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 102,011
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 209,402
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 155,690
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 85,000 86,434
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 500,000 516,585
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 470,000 527,636
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 854,242
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 114,997
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 170,332
2,886,350
North Carolina 0.34%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,942
Ohio 3.88%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 495,000 617,800
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 455,000 502,663
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 196,025
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,155,393
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,171
2,672,052

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  59.29% (continued)
Principal
Amount Market Value
Pennsylvania 4.55%
City of Reading, PA , Callable 11/1/2024 @ 100,   5.30%, 11/1/2033 $ 500,000 $ 500,135
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 330,026
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 576,576
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 138,136
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 505,337
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,090,391
3,140,601
Rhode Island 0.56%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 384,815
Texas 1.86%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 993,602
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 289,828
1,283,430
Virgin Islands 2.45%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,085,456
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 585,000 606,745
1,692,201
Virginia 6.56%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,325,000 4,526,936
Washington 1.86%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 262,403
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 196,899 205,827
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 551,586

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Municipal Bonds  59.29% (continued)
Principal
Amount Market Value
Washington 1.86% (continued)
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 $ 250,000 $ 259,893
1,279,709
Total Municipal Bonds
(Cost $40,803,946) 40,883,856
Money Market Funds 1.11% Shares
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.83%
(c)
769,648 769,648
Total Money Market Funds
(Cost $769,648) 769,648
Total Investments — 98.90%
(Cost $68,776,869) 68,200,761
Other Assets in Excess of Liabilities  — 1.10% 758,307
NET ASSETS - 100.00% $ 68,959,068
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Rate disclosed is the seven day effective yield as of September 30, 2024.
AGM - Assured Guaranty Municipal Corp.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks 93.36% Shares Market Value
Energy 0.77%
ONEOK, Inc. 250 $ 22,782
Targa Resources Corp. 150 22,202
Williams Companies, Inc. (The) 2,900 132,385
177,369
Industrials 0.86%
Waste Management, Inc. 950 197,220
Utilities 91.73%
AES Corp. 22,000 441,320
Alliant Energy Corp. 4,550 276,139
Ameren Corp. 8,700 760,902
American Electric Power Company, Inc. 9,150 938,790
American Water Works Company, Inc. 1,350 197,424
Atmos Energy Corp. 3,400 471,614
Brookfield Renewable Corp., Class A 1,150 37,559
CenterPoint Energy, Inc. 15,500 456,010
Chesapeake Utilities Corp. 1,500 186,255
Clearway Energy, Inc., Class C 6,800 208,624
CMS Energy Corp. 10,800 762,804
Constellation Energy Corp. 4,350 1,131,087
Dominion Energy, Inc. 2,600 150,254
DTE Energy Co. 8,050 1,033,700
Duke Energy Corp. 8,450 974,285
Edison International 7,100 618,339
Entergy Corp. 7,750 1,019,977
Essential Utilities, Inc. 18,000 694,260
Evergy, Inc. 4,950 306,949
Eversource Energy 11,950 813,197
Exelon Corp. 13,700 555,535
FirstEnergy Corp. 13,700 607,595
IDACORP, Inc. 900 92,781
National Fuel Gas Co. 1,550 93,946
New Jersey Resources Corp. 1,200 56,640
NextEra Energy, Inc. 18,150 1,534,220
Nisource, Inc. 21,750 753,638
Northwest Natural Holdings Co. 1,900 77,558
NorthWestern Corp. 1,000 57,220
NRG Energy, Inc. 1,000 91,100
PNM Resources, Inc. 2,300 100,671
Portland General Electric Co. 6,000 287,400
PPL Corp. 25,100 830,308
Public Service Enterprise Group, Inc. 10,350 923,324
Sempra Energy 12,050 1,007,742
Southern Co. 3,450 311,121
Southwest Gas Corp. 2,650 195,464
Vistra Energy Corp. 7,300 865,342

Spirit of America Utilities Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)

Common Stocks 93.36% (continued) Shares Market Value
Utilities 91.73% (continued)
WEC Energy Group, Inc. 6,650 $ 639,597
Xcel Energy, Inc. 8,400 548,520
21,109,211
Total Common Stocks
(Cost $17,869,229) 21,483,800
Preferred Stocks 0.65%
Utilities 0.65%
Southern Co., 5.25% 6,000 149,940
Total Preferred Stocks
(Cost $146,850) 149,940
Money Market Funds 5.95%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.83%
(a)
1,369,782 1,369,782
Total Money Market Funds
(Cost $1,369,782) 1,369,782
Total Investments — 99.96%
(Cost $19,385,861) 23,003,522
Other Assets in Excess of Liabilities  — 0.04% 8,388
NET ASSETS - 100.00% $ 23,011,910
(a) Rate disclosed is the seven day effective yield as of September 30, 2024.